UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
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  (Exact name of registrant as specified in charter)

700 North Water Street
Milwaukee, Wisconsin 53202
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  (Address of principle executive offices)

Jeffrey T. May, Senior Vice President & Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
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  (Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of Fiscal year-end: 12/31/2010

Date of reporting period: 07/01/2009 - 06/30/2010

Item 1. Proxy Voting Record

Account Name: Nicholas High Income Fund, Inc.

COHEN & STEERS QUALITY INCOME REATLY FUND, INC.
Ticker:       RQI            Security ID:  19247L106
Meeting Date: NOV 24, 2009   Meeting Type: Special
Record Date:  JUL 30, 2009
#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger of Funds                 For       For          Management
2     Approve Merger of Funds                 For       For          Management
3     Approve Merger of Funds                 For       For          Management
4     Increase Authorized Common Stock        For       For          Management
5     Approve Change of Fundamental           For       For          Management
      Investment Policy for RQI Changing from
      Fundamental to Non-fundamental
      Prohibiting theFund from Investing more
      than 10% of its Managed Assets in Debt
      Securities
6     Approve Change of Fundamental           For       For          Management
      Investment Policy for RQI Changing From
      Fundamental To Non-fundamental
      Prohibiting The Fund From Investing
      More than 20% Of Its Managed Assets In
      Preferred Stock Or Debt Securities
7     Approve Change of Fundamental           For       For          Management
      Investment Policy for RQI Changing from
      fundamental to non-fundamental
      Prohibiting the Fund from Acquiring or
      Retaining Securities of any Investment
      Company

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ISHARES TRUST
Ticker:       JKF            Security ID:  464288513
Meeting Date: JAN 28, 2010   Meeting Type: Special
Record Date:  AUG 25, 2009
#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       For          Management

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ISHARES TRUST
Ticker:       JKF            Security ID:  464288N22
Meeting Date: JAN 28, 2010   Meeting Type: Special
Record Date:  AUG 25, 2009
#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee George G.C. Parker        For       For          Management
1.2   Elect Trustee J. Darrell Duffie         For       For          Management
1.3   Elect Trustee Cecilia H. Herbert        For       For          Management
1.4   Elect Trustee Charles A. Hurty          For       For          Management
1.5   Elect Trustee John E. Kerrigan          For       For          Management
1.6   Elect Trustee Robert H. Silver          For       For          Management
1.7   Elect Trustee Lee T. Kranefuss          For       Withhold     Management
1.8   Elect Trustee John E. Martinez          For       For          Management
1.9   Elect Trustee Robert S. Kapito          For       For          Management

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SPDR SERIES TRUST
Ticker:       TFI            Security ID:  78464A417
Meeting Date: JUN 18, 2010   Meeting Type: Special
Record Date:  JAN 6, 2010
#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Frank Nesvet             For       For          Management
1.2   Elect Director David M. Kelly           For       For          Management
1.3   Elect Director Bonny Eugenia Boatman    For       For          Management
1.4   Elect Director Dwight D. Churchill      For       For          Management
1.5   Elect Director Carl G. Verboncoeur      For       For          Management
1.6   Elect Director James E. Ross            For       For          Management
2     Approve Multi-Manager Structure         For       Against      Management
3     Approve Change of Fundamental           For       For          Management
      Investment Policy: Purchasing And
      Selling Real Estate
4     Approve Change of Fundamental           For       For          Management
      Investment Policy: Issuing Senior
      Securities And Borrowing Money
5     Approve Change of Fundamental           For       For          Management
      Investment Policy: Making Loans
6     Approve Change of Fundamental           For       For          Management
      Investment Policy: Purchasing And
      Selling Commodities
7     Approve Change of Fundamental           For       For          Management
      Investment Policy: Concentrating
      Investments In A Particular Industry Or
      Group Of Industries
8     Approve Change of Fundamental           For       For          Management
      Investment Policy: Underwriting
      Activities
9     Approve Elimination of Fundamental      For       For          Management
      Investment Policy: Outdated Policies
      Not Required By Law

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VAN KAMPEN SENIOR INCOME TRUST
Ticker:       VVR            Security ID:  920961109
Meeting Date: APR 16, 2010   Meeting Type: Special
Record Date:  FEB 18, 2010
#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Investment Advisory Agreement   For       For          Management
2     Approve Subadvisory Agreement           For       For          Management

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Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES

Pursuant to the requirements of the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Nicholas High Income Fund, Inc.

By (Signature and Title)
    /s/
David O. Nicholas

    David O. Nicholas, Principal
Executive Officer

Date
08/25/2010